Loans, Impaired Loans, and Allowance for Credit Losses (Tables)	9 Months Ended
Jul. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings

The following table provides the gross carrying amounts of loans and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Loans and Acceptances by Risk Ratings

(millions of Canadian dollars)										As at
	July 31, 2021					October 31, 2020
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Residential mortgages[1,2,3]
Low Risk	$202,987	$3,606	$	n/a	$206,593	$169,710	$3,125	$	n/a	$172,835
Normal Risk	39,068	9,470		n/a	48,538	56,663	9,938		n/a	66,601
Medium Risk	–	4,681		n/a	4,681	–	7,690		n/a	7,690
High Risk	–	2,880		279	3,159	–	4,120		443	4,563

Default	n/a	n/a		485	485	n/a	n/a		530	530

Total	242,055	20,637		764	263,456	226,373	24,873		973	252,219

Allowance for loan losses	23	190		60	273	32	205		65	302

Loans, net of allowance	242,032	20,447		704	263,183	226,341	24,668		908	251,917
Consumer instalment and other personal[4]
Low Risk	90,500	1,319		n/a	91,819	77,178	1,199		n/a	78,377
Normal Risk	62,128	1,192		n/a	63,320	59,349	1,360		n/a	60,709
Medium Risk	18,568	4,540		n/a	23,108	28,094	3,631		n/a	31,725
High Risk	1,109	7,316		398	8,823	3,700	9,940		638	14,278

Default	n/a	n/a		420	420	n/a	n/a		371	371

Total	172,305	14,367		818	187,490	168,321	16,130		1,009	185,460

Allowance for loan losses	522	951		145	1,618	567	1,265		187	2,019

Loans, net of allowance	171,783	13,416		673	185,872	167,754	14,865		822	183,441
Credit card
Low Risk	5,245	23		n/a	5,268	3,916	49		n/a	3,965
Normal Risk	9,556	51		n/a	9,607	7,027	129		n/a	7,156
Medium Risk	8,996	1,233		n/a	10,229	10,431	804		n/a	11,235
High Risk	476	4,903		141	5,520	3,493	6,180		206	9,879

Default	n/a	n/a		68	68	n/a	n/a		99	99

Total	24,273	6,210		209	30,692	24,867	7,162		305	32,334

Allowance for loan losses	658	1,079		156	1,893	624	1,726		204	2,554

Loans, net of allowance	23,615	5,131		53	28,799	24,243	5,436		101	29,780
Business and government[1,2,3,5,6]
Investment grade or Low/Normal Risk	115,577	399		n/a	115,976	120,106	250		n/a	120,356
Non-Investment grade or Medium Risk	123,524	12,408		n/a	135,932	126,509	11,818		n/a	138,327
Watch and classified or High Risk	117	12,290		91	12,498	890	12,567		120	13,577

Default	n/a	n/a		930	930	n/a	n/a		982	982

Total	239,218	25,097		1,021	265,336	247,505	24,635		1,102	273,242

Allowance for loan and acceptances losses	1,108	1,562		357	3,027	1,321	1,706		388	3,415

Loans and acceptances, net of allowance	238,110	23,535		664	262,309	246,184	22,929		714	269,827
Total loans and acceptances[5,7]	677,851	66,311		2,812	746,974	667,066	72,800		3,389	743,255

Total Allowance for loan losses[7,8]	2,311	3,782		718	6,811	2,544	4,902		844	8,290
Total loans and acceptances, net of allowance[5,7]	$675,540	$62,529		$2,094	$740,163	$664,522	$67,898		$2,545	$734,965

[1]

As at July 31, 2021, impaired loans with a balance of $96 million (October 31, 2020 – $111 million) did not have a related allowance for loan losses, as the realizable value of the collateral exceeded the loan amount.

[2]

As at July 31, 2021, excludes trading loans and non-trading loans at FVTPL with a fair value of $13 billion (October 31, 2020 – $13 billion) and $3 billion (October 31, 2020 – $4 billion), respectively.

[3]	As at July 31, 2021, includes insured mortgages of $83 billion (October 31, 2020 – $86 billion).
[4]	As at July 31, 2021, includes Canadian government-insured real estate personal loans of $10 billion (October 31, 2020 – $12 billion).
[5]	As at July 31, 2021, includes loans that are measured at FVOCI of $2 billion (October 31, 2020 – $3 billion) and customers’ liability under acceptances of $19 billion (October 31, 2020 – $15 billion).
[6]

As at July 31, 2021, includes loans guaranteed by government agencies of $28 billion (October 31, 2020 – $27 billion), which are primarily classified in Non-Investment grade or a lower risk rating based on the borrowers’ credit risk.

[7]

As at July 31, 2021, Stage 3 includes acquired credit-impaired (ACI) loans of $161 million (October 31, 2020 – $232 million) and a related allowance for loan losses of $5 million (October 31, 2020 – $10 million), which have been included in the “Default” risk rating category as they were impaired at acquisition.

[8]	Includes allowance for loan losses related to loans that are measured at FVOCI of nil as at July 31, 2021 (October 31, 2020 – $1 million).

Loans and Acceptances by Risk Ratings (Continued) – Off-Balance Sheet Credit Instruments[1]

(millions of Canadian dollars)										As at
	July 31, 2021					October 31, 2020
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Retail Exposures[2]
Low Risk	$219,943	$210	$	n/a	$220,153	$200,226	$724	$	n/a	$200,950
Normal Risk	79,239	433		n/a	79,672	78,448	1,124		n/a	79,572
Medium Risk	15,010	441		n/a	15,451	35,187	1,444		n/a	36,631
High Risk	947	1,137		–	2,084	2,004	3,025		–	5,029
Default	n/a	n/a		–	–	n/a	n/a		–	–
Non-Retail Exposures[3]
Investment grade	193,595	–		n/a	193,595	194,182	–		n/a	194,182
Non-Investment grade	78,186	6,399		n/a	84,585	76,280	6,553		n/a	82,833
Watch and classified	38	5,301		–	5,339	18	4,416		–	4,434

Default	n/a	n/a		85	85	n/a	n/a		144	144
Total off-balance sheet credit instruments	586,958	13,921		85	600,964	586,345	17,286		144	603,775
Allowance for off-balance sheet credit instruments	374	515		10	899	381	672		34	1,087
Total off-balance sheet credit instruments, net of allowance	$586,584	$13,406		$75	$600,065	$585,964	$16,614		$110	$602,688

[1]	Exclude mortgage commitments.
[2]

As at July 31, 2021, includes $316 billion (October 31, 2020 – $321 billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.

[3]	As at July 31, 2021, includes $48 billion (October 31, 2020 – $43 billion) of the undrawn component of uncommitted credit and liquidity facilities.

Summary of Allowance for Credit Losses

The following table provides details on the Bank’s allowance for credit losses as at and for the three and nine months ended July 31, 2021 and July 31, 2020.

Allowance for Credit Losses

(millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Write-offs, net of recoveries	Foreign exchange, disposals, and other adjustments	Balance at end of period	Balance at beginning of period	Provision for credit losses	Write- offs, net of recoveries	Foreign exchange, disposals, and other adjustments	Balance at end of period
	For the three months ended
	July 31, 2021					July 31, 2020
Residential mortgages	$245	$29	$(1)	$–	$273	$152	$169	$(5)	$(4)	$312
Consumer instalment and other personal	1,816	(33)	(101)	14	1,696	1,939	545	(273)	(38)	2,173
Credit card	2,563	18	(161)	25	2,445	3,000	611	(336)	(83)	3,192

Business and government	3,345	(51)	(22)	24	3,296	2,825	868	(61)	(89)	3,543
Total allowance for loan losses, including off-balance sheet instruments	7,969	(37)	(285)	63	7,710	7,916	2,193	(675)	(214)	9,220
Debt securities at amortized cost	2	–	–	–	2	2	1	–	(1)	2

Debt securities at FVOCI	4	–	–	–	4	11	(6)	–	–	5
Total allowance for credit losses on debt securities	6	–	–	–	6	13	(5)	–	(1)	7
Total allowance for credit losses	$7,975	$(37)	$(285)	$63	$7,716	$7,929	$2,188	$(675)	$(215)	$9,227
Comprising:
Allowance for credit losses on loans at amortized cost	$6,998				$6,811	$6,925				$8,133
Allowance for credit losses on loans at FVOCI	1				–	–				–

Allowance for loan losses	6,999				6,811	6,925				8,133

Allowance for off-balance sheet instruments	970				899	991				1,087
Allowance for credit losses on debt securities	6				6	13				7

	For the nine months ended
	July 31, 2021					July 31, 2020
Residential mortgages	$302	$(14)	$(8)	$(7)	$273	$110	$220	$(19)	$1	$312
Consumer instalment and other personal	2,112	70	(426)	(60)	1,696	1,309	1,695	(824)	(7)	2,173
Credit card	3,184	(29)	(575)	(135)	2,445	1,929	2,386	(1,112)	(11)	3,192

Business and government	3,779	(126)	(188)	(169)	3,296	1,684	2,020	(137)	(24)	3,543
Total allowance for loan losses, including off-balance sheet instruments	9,377	(99)	(1,197)	(371)	7,710	5,032	6,321	(2,092)	(41)	9,220
Debt securities at amortized cost	2	–	–	–	2	1	2	–	(1)	2

Debt securities at FVOCI	5	(2)	–	1	4	3	2	–	–	5
Total allowance for credit losses on debt securities	7	(2)	–	1	6	4	4	–	(1)	7
Total allowance for credit losses	$9,384	$(101)	$(1,197)	$(370)	$7,716	$5,036	$6,325	$(2,092)	$(42)	$9,227
Comprising:
Allowance for credit losses on loans at amortized cost	$8,289				$6,811	$4,447				$8,133
Allowance for credit losses on loans at FVOCI	1				–	–				–

Allowance for loan losses	8,290				6,811	4,447				8,133

Allowance for off-balance sheet instruments	1,087				899	585				1,087
Allowance for credit losses on debt securities	7				6	4				7

Summary of Allowance for Loan Losses

The following table provides details on the Bank’s allowance for loan losses by stage as at and for the three months ended July 31, 2021 and July 31, 2020.

Allowance for Loan Losses by Stage

(millions of Canadian dollars)	For the three months ended
	July 31, 2021				July 31, 2020
	Stage 1	Stage 2	Stage 3 [1]	Total	Stage 1	Stage 2	Stage 3 [1]	Total
Residential Mortgages
Balance at beginning of period	$23	$166	$56	$245	$37	$56	$59	$152
Provision for credit losses
Transfer to Stage 1[2]	40	(39)	(1)	–	16	(16)	–	–
Transfer to Stage 2	(15)	18	(3)	–	(19)	21	(2)	–
Transfer to Stage 3	–	(5)	5	–	–	(3)	3	–
Net remeasurement due to transfers into stage[3]	(6)	3	–	(3)	(5)	18	–	13
New originations or purchases[4]	11	n/a	n/a	11	4	n/a	n/a	4
Net repayments[5]	–	(1)	–	(1)	–	–	–	–
Derecognition of financial assets (excluding disposals and write-offs)[6]	(1)	(9)	(7)	(17)	(1)	(2)	(3)	(6)
Changes to risk, parameters, and models[7]	(28)	56	11	39	3	135	20	158
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(3)	(3)	–	–	(6)	(6)
Recoveries	–	–	2	2	–	–	1	1
Foreign exchange and other adjustments	(1)	1	–	–	(1)	(2)	(1)	(4)
Balance at end of period	$23	$190	$60	$273	$34	$207	$71	$312
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$587	$1,082	$147	$1,816	$863	$860	$216	$1,939
Provision for credit losses
Transfer to Stage 1[2]	319	(315)	(4)	–	133	(130)	(3)	–
Transfer to Stage 2	(46)	60	(14)	–	(127)	143	(16)	–
Transfer to Stage 3	(1)	(43)	44	–	(2)	(37)	39	–
Net remeasurement due to transfers into stage[3]	(72)	46	3	(23)	(58)	116	2	60
New originations or purchases[4]	57	n/a	n/a	57	77	n/a	n/a	77
Net repayments[5]	(26)	(22)	(3)	(51)	(23)	(15)	(2)	(40)
Derecognition of financial assets (excluding disposals and write-offs)[6]	(29)	(40)	(9)	(78)	(24)	(19)	(7)	(50)
Changes to risk, parameters, and models[7]	(245)	228	79	62	(45)	262	281	498
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(181)	(181)	–	–	(339)	(339)
Recoveries	–	–	80	80	–	–	66	66
Foreign exchange and other adjustments	5	6	3	14	(19)	(14)	(5)	(38)
Balance, including off-balance sheet instruments, at end of period	549	1,002	145	1,696	775	1,166	232	2,173
Less: Allowance for off-balance sheet instruments[8]	27	51	–	78	30	62	–	92
Balance at end of period	$522	$951	$145	$1,618	$745	$1,104	$232	$2,081
Credit Card[9]
Balance, including off-balance sheet instruments, at beginning of period	$852	$1,517	$194	$2,563	$1,127	$1,530	$343	$3,000
Provision for credit losses
Transfer to Stage 1[2]	422	(415)	(7)	–	326	(315)	(11)	–
Transfer to Stage 2	(49)	63	(14)	–	(166)	186	(20)	–
Transfer to Stage 3	(2)	(147)	149	–	(6)	(214)	220	–
Net remeasurement due to transfers into stage[3]	(111)	72	2	(37)	(88)	247	4	163
New originations or purchases[4]	36	n/a	n/a	36	55	n/a	n/a	55
Net repayments[5]	(36)	(10)	4	(42)	(57)	(5)	8	(54)
Derecognition of financial assets (excluding disposals and write-offs)[6]	(15)	(33)	(68)	(116)	(76)	(79)	(85)	(240)
Changes to risk, parameters, and models[7]	(233)	356	54	177	17	448	222	687
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(236)	(236)	–	–	(414)	(414)
Recoveries	–	–	75	75	–	–	78	78
Foreign exchange and other adjustments	8	14	3	25	(32)	(39)	(12)	(83)
Balance, including off-balance sheet instruments, at end of period	872	1,417	156	2,445	1,100	1,759	333	3,192
Less: Allowance for off-balance sheet instruments[8]	214	338	–	552	256	406	–	662
Balance at end of period	$658	$1,079	$156	$1,893	$844	$1,353	$333	$2,530
[1]	Includes allowance for loan losses related to ACI loans.
[2]	Transfers represent stage transfer movements prior to ECL remeasurement.
[3]

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions of the Bank’s 2020 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

[4]	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
[5]	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
[6]	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
[7]

Represents the changes in the allowance related to current period changes in risk (e.g., Probability of Default (PD)) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward Looking Information” and “Expert Credit Judgment” sections of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions of the Bank’s 2020 Annual Consolidated Financial Statements for further details.

[8]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
[9]

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2020 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars)	For the three months ended
	July 31, 2021				July 31, 2020
	Stage 1	Stage 2	Stage 3 [1]	Total	Stage 1	Stage 2	Stage 3 [1]	Total
Business and Government[2]
Balance, including off-balance sheet instruments, at beginning of period	$1,287	$1,689	$369	$3,345	$1,105	$1,191	$529	$2,825
Provision for credit losses
Transfer to Stage 1[3]	138	(137)	(1)	–	64	(61)	(3)	–
Transfer to Stage 2	(137)	139	(2)	–	(144)	147	(3)	–
Transfer to Stage 3	(1)	(25)	26	–	(3)	(22)	25	–
Net remeasurement due to transfers into stage[3]	(31)	27	–	(4)	(22)	84	2	64
New originations or purchases[3]	316	n/a	n/a	316	259	n/a	n/a	259
Net repayments[3]	(17)	(23)	(7)	(47)	(22)	(15)	(28)	(65)
Derecognition of financial assets (excluding disposals and write-offs)[3]	(228)	(198)	(89)	(515)	(121)	(147)	(32)	(300)
Changes to risk, parameters, and models[3]	(100)	205	94	199	308	382	220	910
Disposals	–	–	(4)	(4)	–	–	–	–
Write-offs	–	–	(34)	(34)	–	–	(70)	(70)
Recoveries	–	–	12	12	–	–	9	9
Foreign exchange and other adjustments	14	11	3	28	(33)	(29)	(27)	(89)
Balance, including off-balance sheet instruments, at end of period	1,241	1,688	367	3,296	1,391	1,530	622	3,543
Less: Allowance for off-balance sheet instruments[4]	133	126	10	269	173	124	36	333
Balance at end of period	1,108	1,562	357	3,027	1,218	1,406	586	3,210
Total Allowance, including off-balance sheet instruments, at end of period	2,685	4,297	728	7,710	3,300	4,662	1,258	9,220
Less: Total Allowance for off-balance sheet instruments	374	515	10	899	459	592	36	1,087
Total Allowance for Loan Losses at end of period	$2,311	$3,782	$718	$6,811	$2,841	$4,070	$1,222	$8,133
[1]	Includes allowance for loan losses related to ACI loans.
[2]	Includes allowance for loan losses related to customers’ liability under acceptances.
[3]	For explanations regarding this line item, refer to the “Allowance for Loan Losses” table on the previous page in this Note.
[4]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

The following table provides details on the Bank’s allowance for loan losses by stage as at and for the nine months ended July 31, 2021 and July 31, 2020.

Allowance for Loan Losses by Stage

(millions of Canadian dollars)	For the nine months ended
	July 31, 2021				July 31, 2020
	Stage 1	Stage 2	Stage 3 [1]	Total	Stage 1	Stage 2	Stage 3 [1]	Total
Residential Mortgages
Balance at beginning of period	$32	$205	$65	$302	$28	$26	$56	$110
Provision for credit losses
Transfer to Stage 1[2]	92	(90)	(2)	–	26	(26)	–	–
Transfer to Stage 2	(33)	47	(14)	–	(23)	31	(8)	–
Transfer to Stage 3	–	(12)	12	–	–	(9)	9	–
Net remeasurement due to transfers into stage[3]	(16)	8	–	(8)	(10)	24	–	14
New originations or purchases[4]	16	n/a	n/a	16	13	n/a	n/a	13
Net repayments[5]	(4)	(3)	–	(7)	–	–	–	–
Derecognition of financial assets (excluding disposals and write-offs)[6]	(5)	(28)	(47)	(80)	(3)	(4)	(13)	(20)
Changes to risk, parameters, and models[7]	(57)	69	53	65	2	166	45	213
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(11)	(11)	–	–	(22)	(22)
Recoveries	–	–	3	3	–	–	3	3
Foreign exchange and other adjustments	(2)	(6)	1	(7)	1	(1)	1	1
Balance at end of period	$23	$190	$60	$273	$34	$207	$71	$312
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$595	$1,330	$187	$2,112	$717	$417	$175	$1,309
Provision for credit losses
Transfer to Stage 1[2]	952	(943)	(9)	–	267	(253)	(14)	–
Transfer to Stage 2	(113)	158	(45)	–	(299)	342	(43)	–
Transfer to Stage 3	(6)	(148)	154	–	(9)	(113)	122	–
Net remeasurement due to transfers into stage[3]	(282)	125	7	(150)	(113)	326	9	222
New originations or purchases[4]	163	n/a	n/a	163	254	n/a	n/a	254
Net repayments[5]	(76)	(76)	(11)	(163)	(67)	(37)	(8)	(112)
Derecognition of financial assets (excluding disposals and write-offs)[6]	(69)	(119)	(28)	(216)	(67)	(40)	(18)	(125)
Changes to risk, parameters, and models[7]	(597)	709	324	436	93	529	834	1,456
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(672)	(672)	–	–	(1,027)	(1,027)
Recoveries	–	–	246	246	–	–	203	203
Foreign exchange and other adjustments	(18)	(34)	(8)	(60)	(1)	(5)	(1)	(7)
Balance, including off-balance sheet instruments, at end of period	549	1,002	145	1,696	775	1,166	232	2,173
Less: Allowance for off-balance sheet instruments[8]	27	51	–	78	30	62	–	92
Balance at end of period	$522	$951	$145	$1,618	$745	$1,104	$232	$2,081
Credit Card[9]
Balance, including off-balance sheet instruments, at beginning of period	$799	$2,181	$204	$3,184	$934	$673	$322	$1,929
Provision for credit losses
Transfer to Stage 1[2]	1,185	(1,168)	(17)	–	623	(600)	(23)	–
Transfer to Stage 2	(132)	175	(43)	–	(377)	425	(48)	–
Transfer to Stage 3	(6)	(502)	508	–	(16)	(481)	497	–
Net remeasurement due to transfers into stage[3]	(390)	204	7	(179)	(198)	572	19	393
New originations or purchases[4]	89	n/a	n/a	89	145	n/a	n/a	145
Net repayments[5]	(97)	(19)	16	(100)	(5)	4	29	28
Derecognition of financial assets (excluding disposals and write-offs)[6]	(39)	(105)	(167)	(311)	(130)	(141)	(250)	(521)
Changes to risk, parameters, and models[7]	(500)	738	234	472	121	1,325	895	2,341
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(806)	(806)	–	–	(1,352)	(1,352)
Recoveries	–	–	231	231	–	–	240	240
Foreign exchange and other adjustments	(37)	(87)	(11)	(135)	3	(18)	4	(11)
Balance, including off-balance sheet instruments, at end of period	872	1,417	156	2,445	1,100	1,759	333	3,192
Less: Allowance for off-balance sheet instruments[8]	214	338	–	552	256	406	–	662
Balance at end of period	$658	$1,079	$156	$1,893	$844	$1,353	$333	$2,530

[1]	Includes allowance for loan losses related to ACI loans.
[2]	Transfers represent stage transfer movements prior to ECL remeasurement.
[3]

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions of the Bank’s 2020 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

[4]	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
[5]	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
[6]	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
[7]

Represents the changes in the allowance related to current period changes in risk (e.g., PD) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward Looking Information” and “Expert Credit Judgment” sections of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions of the Bank’s 2020 Annual Consolidated Financial Statements for further details.

[8]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
[9]

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2020 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars)	For the nine months ended
	July 31, 2021				July 31, 2020
	Stage 1	Stage 2	Stage 3 [1]	Total	Stage 1	Stage 2	Stage 3 [1]	Total
Business and Government[2]
Balance, including off-balance sheet instruments, at beginning of period	$1,499	$1,858	$422	$3,779	$736	$740	$208	$1,684
Provision for credit losses
Transfer to Stage 1[3]	368	(364)	(4)	–	142	(137)	(5)	–
Transfer to Stage 2	(399)	408	(9)	–	(281)	292	(11)	–
Transfer to Stage 3	(4)	(90)	94	–	(13)	(99)	112	–
Net remeasurement due to transfers into stage[3]	(88)	104	(2)	14	(54)	186	(3)	129
New originations or purchases[3]	877	n/a	n/a	877	578	n/a	n/a	578
Net repayments[3]	(23)	(92)	(74)	(189)	(34)	(34)	(46)	(114)
Derecognition of financial assets (excluding disposals and write-offs)[3]	(608)	(566)	(263)	(1,437)	(288)	(307)	(151)	(746)
Changes to risk, parameters, and models[3]	(315)	509	415	609	608	891	674	2,173
Disposals	–	–	(4)	(4)	–	–	–	–
Write-offs	–	–	(225)	(225)	–	–	(175)	(175)
Recoveries	–	–	37	37	–	–	38	38
Foreign exchange and other adjustments	(66)	(79)	(20)	(165)	(3)	(2)	(19)	(24)
Balance, including off-balance sheet instruments, at end of period	1,241	1,688	367	3,296	1,391	1,530	622	3,543
Less: Allowance for off-balance sheet instruments[4]	133	126	10	269	173	124	36	333
Balance at end of period	1,108	1,562	357	3,027	1,218	1,406	586	3,210
Total Allowance, including off-balance sheet instruments, at end of period	2,685	4,297	728	7,710	3,300	4,662	1,258	9,220
Less: Total Allowance for off-balance sheet instruments	374	515	10	899	459	592	36	1,087
Total Allowance for Loan Losses at end of period	$2,311	$3,782	$718	$6,811	$2,841	$4,070	$1,222	$8,133

[1]	Includes allowance for loan losses related to ACI loans.
[2]	Includes allowance for loan losses related to customers’ liability under acceptances.
[3]	For explanations regarding this line item, refer to the “Allowance for Loan Losses” table on the previous page in this Note.
[4]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

Summary of Macroeconomic Variables impacted in Determining ECLs

Macroeconomic Variables
	Base Forecast						Upside Scenario		Downside Scenario
	Calendar Quarters[1]				Average Q3 2021- Q2 2022[2]	Remaining 4-year period[2]	Average Q3 2021- Q2 2022[2]	Remaining 4-year period[2]	Average Q3 2021- Q2 2022[2]	Remaining 4-year period[2]
	Q3 2021	Q4 2021	Q1 2022	Q2 2022
Unemployment rate
Canada	6.6%	6.3%	6.1%	6.0%	6.3%	5.7%	6.1%	5.3%	8.1%	7.5%
United States	5.5	4.8	4.3	3.9	4.6	3.6	4.5	3.2	6.2	5.0
Real GDP
Canada	8.0	6.1	4.0	3.8	5.5	1.9	6.5	1.8	1.2	2.6
United States	7.3	5.6	3.0	2.8	6.5	2.1	7.6	2.0	3.1	2.6
Home prices
Canada (average existing price)[3]	1.2	(3.4)	0.7	1.0	5.2	1.2	5.7	1.7	0.8	0.6
United States (CoreLogic HPI)[4]	6.0	5.0	4.3	4.1	7.9	3.3	8.7	4.2	4.3	2.8
Central bank policy interest rate
Canada	0.25	0.25	0.25	0.25	0.25	1.42	0.31	1.77	0.25	0.77
United States	0.25	0.25	0.25	0.25	0.25	1.56	0.31	1.92	0.25	0.91
U.S. 10-year treasury yield	1.73	1.95	2.05	2.15	1.97	2.38	2.24	2.53	1.62	2.04
U.S. 10-year BBB spread (%-pts)	1.30	1.45	1.60	1.75	1.53	1.80	1.47	1.72	1.66	1.82

Exchange rate (U.S. dollar/Canadian dollar)	$0.83	$0.83	$0.82	$0.81	$0.82	$0.79	$0.83	$0.79	$0.80	$0.78

[1]	Quarterly figures for real GDP and home prices are presented as the quarter on quarter change, seasonally adjusted annualized rate.
[2]	The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
[3]	The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
[4]

The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.

Schedule of Change from Base to Probability-Weighted ECL

The following table presents the base ECL scenario compared to the probability-weighted ECLs, with the latter derived from three ECL scenarios for performing loans and off-balance sheet instruments. The difference reflects the impact of deriving multiple scenarios around the base ECLs and resultant change in ECLs due to non-linearity and sensitivity to using macroeconomic forecasts.

Change from Base to Probability-Weighted ECLs
(millions of Canadian dollars, except as noted)		As at
	July 31, 2021	October 31, 2020
Probability-weighted ECLs	$6,982	$8,500

Base ECLs	6,767	8,157
Difference – in amount	$215	$343
Difference – in percentage	3.1%	4.0%

Schedule of Incremental Lifetime ECL Impact

The following table shows the estimated impact of staging on ECLs by presenting all performing loans and off-balance sheet instruments calculated using twelve-month ECLs compared to the current aggregate probability-weighted ECLs, holding all risk profiles constant.

Incremental Lifetime ECLs Impact
(millions of Canadian dollars)		As at
	July 31, 2021	October 31, 2020
Aggregate Stage 1 and 2 probability-weighted ECLs	$6,982	$8,500

All performing loans and off-balance sheet instruments using 12-month ECLs	5,152	6,482
Incremental lifetime ECLs impact	$1,830	$2,018

Summary of Loans Past Due but Not Impaired

The following table summarizes loans that are past due but not impaired. Loans less than 31 days contractually past due are excluded as they do not generally reflect a borrower’s ability to meet their payment obligations.

Loans Past Due but not Impaired[1,2,3]
(millions of Canadian dollars)						As at
	July 31, 2021			October 31, 2020
	31-60 days	61-89 days	Total	31-60 days	61-89 days	Total
Residential mortgages	$197	$61	$258	$221	$64	$285
Consumer instalment and other personal	456	152	608	590	200	790
Credit card	171	104	275	218	149	367

Business and government	966	107	1,073	723	329	1,052
Total	$1,790	$424	$2,214	$1,752	$742	$2,494

[1]	Certain comparative amounts have been restated to conform with the presentation adopted in the current period.
[2]	Includes loans that are measured at FVOCI.
[3]

Loans deferred under a bank-led COVID-19 relief program are not considered past due. Where such loans were already past due, they are not aged further during the deferral period. Aging for deferred loans commences subsequent to the deferral period.